Form N-1A Supplement	May 01, 2025
VanEck Copper and Electrification Metals ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED MARCH 12, 2026 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2025, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the “Trust”) regarding VanEck Copper and Green Metals ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
At a meeting held on March 11, 2026, the Board of Trustees of the Trust considered and unanimously approved changing the Fund's name to “VanEck Copper and Electrification Metals ETF” and changing the Fund’s principal investment strategy, including the Fund’s non-fundamental 80% investment policy, in connection therewith. Additionally, MarketVector Indexes GmbH, the Fund’s index provider, is expected to change the name of the Fund’s benchmark index to the “MarketVector Global Electrification Metals Index.” These changes will be effective on or about June 1, 2026 (the “Effective Date”). These changes will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective will not change.
Accordingly, on the Effective Date, the Fund’s Summary Prospectus, Prospectus and SAI are modified to include the following changes:
All references to “VanEck Copper and Green Metals ETF,” “Green Metals Companies,” “green metals,” “MVIS Global Clean-Tech Metals Index” and “Clean-Tech Metals Index” in the Fund’s Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “VanEck Copper and Electrification Metals ETF,” “Electrification Metals Companies,” “electrification metals,” “MarketVector Global Electrification Metals Index” and “Electrification Metals Index,” respectively.